Contract Balances, Performance Obligations and Contract Costs	6 Months Ended
Jul. 31, 2022
Contract Balances, Performance Obligations and Contract Costs
Contract Balances, Performance Obligations and Contract Costs.

Note 19 – Contract Balances, Performance Obligations and Contract Costs

Deferred Revenue

The following table presents the changes in the deferred revenue balance as follows:

Deferred
Revenue
Balance at January 31, 2022	58,700
Recognition of previously deferred revenue	(24,236)
Deferral of revenue	36,034
Increases from business combinations, net	2,035
Effect of movements in foreign exchange	(4,240)
Balance at July 31, 2022	68,293
Current	66,547
Long-term	1,746

Performance Obligations

As of July 31, 2022, approximately $371.9 million of revenue is expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period. We expect to recognize revenue on approximately 80% of these remaining performance obligations over the next 24 months with the balance recognized thereafter.

Contract Assets

The following table presents the changes in the contract assets balance as follows:

Contract
Assets
Balance at January 31, 2022	1,443
Transfers to trade receivables from contract assets	(464)
Increases as a result of revenue recognized during the period, net of amounts transferred to trade receivables	1,983
Effect of movements in foreign exchange	(3)
Balance at July 31, 2022	2,959

Contract Costs

Capitalized contract costs net of accumulated amortization is $17.3 million at July 31, 2022 ($16.6 million at January 31, 2022). Capitalized contract costs are amortized consistent with the pattern of transfer to the customer for the goods and services to which the asset relates. For the three and six month periods ended July 31, 2022, the amount of amortization included in sales and marketing expenses was $1.4 million and $2.8 million, respectively, and $1.2 million and $2.2 million for the same periods in fiscal 2022, respectively.